SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Financial assets
Cash and cash equivalents, Carrying Value	$ 5,735	$ 5,049	$ 8,362
Interest-earning deposits, Carrying Value	100	100
Available-for-sale securities, Carrying Value	189	203
Held-to-maturity securities, Carrying Value	4,756	6,810
Loans held for sale, Carrying Value	481	0
Loans receivable - net, Carrying Value	182,473	182,796
Federal Home Loan Bank stock, Carrying Value	5,641	5,641
Accrued interest receivable, Carrying Value	497	538
Cash and cash equivalents, Fair Value	5,735	5,049
Interest-earning deposits, Fair Value	100	100
Available-for-sale securities, Fair Value	189	203
Held-to-maturity securities, Fair Value	5,144	7,257
Loans Held-for-sale, Fair Value Disclosure	500	0
Loans receivable - net, Fair Value	190,354	190,183
Accrued interest receivable, Fair Value	497	538
Financial liabilities
Deposits, Carrying Value	134,552	139,940
Federal Home Loan Bank advances, Carrying Value	27,065	25,261
Advances by borrowers for taxes and insurance, Carrying Value	487	471
Accrued interest payable, Carrying Value	64	91
Deposits, Fair Value	134,975	141,408
Federal Home Loan Bank advances, Fair Value	29,429	23,797
Advances by borrowers for taxes and insurance, Fair Value	487	471
Accrued interest payable, Fair Value	64	91
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents, Fair Value	5,735
Interest-earning deposits, Fair Value	100
Financial liabilities
Deposits, Fair Value	51,069
Fair Value, Inputs, Level 2 [Member]
Financial assets
Available-for-sale securities, Fair Value	189
Held-to-maturity securities, Fair Value	5,144
Loans Held-for-sale, Fair Value Disclosure	500
Financial liabilities
Deposits, Fair Value	83,906
Federal Home Loan Bank advances, Fair Value	29,429
Accrued interest payable, Fair Value	64
Fair Value, Inputs, Level 3 [Member]
Financial assets
Loans receivable - net, Fair Value	190,354
Accrued interest receivable, Fair Value	497
Financial liabilities
Advances by borrowers for taxes and insurance, Fair Value	$ 487